Organization and Business Description (Tables)	12 Months Ended
Jul. 31, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements as of July 31, 2025 and 2024 and for the years ended July 31, 2025, 2024 and 2023 include the following entities:

Name of Entity	Date of Incorporation	Places of Incorporation	% of Ownership	Principal Activities
CTW Cayman	November 15, 2024	Cayman	Parent	Investment holding
Bao Cayman	June 9, 2023	Cayman	100% owned by CTW Cayman	Investment holding
CTW Inc. (“CTW Japan”)	August 14, 2013	Japan	100% owned by Bao Cayman	Game distribution and related services
CTW G123 Singapore Pte., Ltd. (“CTW Singapore”)	September 11, 2023	Singapore	100% owned by Bao Cayman	Game distribution and related services
CTW HK Limited (“CTW HK”)	November 29, 2024	Hong Kong	100% owned by CTW Cayman	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”)	September 25, 2024	Beijing, PRC	100% owned by CTW HK	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”)	April 24, 2025	Shanghai, PRC	100% owned by WFOE	Research and development center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”)	March 4, 2025 (Inactive since May 2025)	Shanghai, PRC	VIE	Research and development center
Change the World Corporation (“CTW Korea”)	November 25, 2024	Seoul, South Korea	100% owned by CTW Japan	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”)	October 12, 2023	Taiwan	VIE	Art and design center
CTW US Inc. (“CTW US”)	April 3, 2025	Delaware, USA	100% owned by CTW Cayman	Platform development and end-user support

Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs

The following table sets for the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs, which were included in the Group’s consolidated financial statements before elimination of intercompany balances and transactions between the Group and the VIEs.

	As of July 31,
	2025	2024
Total current assets	$963,273	$662,619
Total assets	5,930,103	2,018,069
Total current liabilities	1,308,319	1,573,490
Total liabilities	$5,984,922	$2,035,823

	For the Years Ended July 31, 2025
	2025	2024	2023
Net revenue	$6,024,802	$1,081,753	$—
Net loss	$(20,121)	$(187,608)	$—

	For the Years Ended July 31, 2025
	2025	2024	2023
Net cash provided by (used in) operating activities	$319,269	$(276,307)	$—
Net cash used in investing activities	(480,812)	(209,688)	—
Net cash provided by financing activities	$282,175	$856,591	$—